Stock based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number and weighted average exercise prices of share options [Table Text Block]
	Stock options outstanding	Weighted average exercise price
December 31, 2020	-	$-
Granted	2,834,288	$3.56
Forfeited	-	-
Expired	-	-
December 31, 2021	2,834,288	$3.56

As at December 31, 2021 Exercise Price ($/share)	# of Stock options outstanding	Weighted average contractual life remaining (years)	Number of options exercisable
$3.56	2,834,288	9.9521	1,288,828
	2,834,288	9.9521	1,288,828

Disclosure of detailed information about number and weighted average remaining contractual life of outstanding share options [Table Text Block]
	Year ended December 31,	Year ended December 31,
	2021	2020
Fair value of options granted	$2.21
Risk-free interest rate	1.27%	-
Average forfeiture rate	0.00%	-
Expected life (years)	5.72	-
Expected share price volatility	71.62%	-
Expected dividend yield	0.00%	-

Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number and weighted average exercise prices of share options [Table Text Block]
Equity settled RSU
December 31, 2020	-
Granted	1,030,221
Forfeited	-
Expired	-
December 31, 2021	1,030,221